Basis of preparation of condensed consolidated interim financial statements (Policies)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Functional currency and presentation currency

a) Functional currency and presentation currency

The interim financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (“functional currency”), in the case of the Parent Company it is the Brazilian real (“R$”). For presentation purposes, these interim financial statements are presented in the United States dollars (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The main exchange rates used by the Company to translate its foreign operations are as follows:

			Average rate
	Closing rate		Three-month period ended June 30,		Six-month period ended June 30,
	June 30, 2025	December 31, 2024	2025	2024	2025	2024
US Dollar ("US$")	5.4571	6.1923	5.6661	5.2129	5.7591	5.0843
Canadian dollar ("CAD")	4.0067	4.3047	4.0932	3.8107	4.0867	3.7426
Euro ("EUR")	6.4230	6.4363	6.4236	5.6132	6.2922	5.4969

b) Tariffs applied by the United States of America

The Company is subject to external risk factors related to its operations and its customer portfolio and supply chain profile.

In February 2025, the President of the United States of America ("USA") signed an executive order imposing tariffs on products from several countries. The program establishes individualized import tariffs per country, based on a minimum tariff of 10%. The effective date and tariff amounts vary from country to country.

In July 2025 (subsequent event), the President of the USA announced the application of 50% tariffs on imports from Brazil, effective August 1, 2025. The Company's sales to USA are not relevant. The Company is monitoring developments and, until this date, Vale does not expect any significant effects on its operations or cash flows.

c) Israel-Iran conflict

The Company monitors international geopolitical developments and is subject to external risk factors related to its operations and the profile of its client portfolio and supply chains.

At this date, no significant direct effects of the conflict on the Company's operations or on the fair value of its assets and liabilities have been identified. However, the Company is constantly monitoring the situation and assessing potential impacts.

Tariffs applied by the United States of America

b) Tariffs applied by the United States of America

The Company is subject to external risk factors related to its operations and its customer portfolio and supply chain profile.

In February 2025, the President of the United States of America ("USA") signed an executive order imposing tariffs on products from several countries. The program establishes individualized import tariffs per country, based on a minimum tariff of 10%. The effective date and tariff amounts vary from country to country.

In July 2025 (subsequent event), the President of the USA announced the application of 50% tariffs on imports from Brazil, effective August 1, 2025. The Company's sales to USA are not relevant. The Company is monitoring developments and, until this date, Vale does not expect any significant effects on its operations or cash flows.

Israel-Iran conflict

c) Israel-Iran conflict

The Company monitors international geopolitical developments and is subject to external risk factors related to its operations and the profile of its client portfolio and supply chains.

At this date, no significant direct effects of the conflict on the Company's operations or on the fair value of its assets and liabilities have been identified. However, the Company is constantly monitoring the situation and assessing potential impacts.